Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash	$ 46,754	283,033	75,382
Restricted cash	69,733	422,140	284,047
Accounts receivable (net of allowance of RMB3,091 and RMB3,091 (US$510) as of December 31, 2012 and 2013, respectively)	51,854	313,909	210,307
Inventories	3,257	19,717	8,681
Prepayments and other current assets (net of reserve of RMB10,270 and RMB9,292 (US$1,535) as of December 31, 2012 and 2013, respectively)	18,415	111,480	67,472
Amounts due from related parties	1,696	10,265	1,200
Net investment in direct financing leases, current portion	21,279	128,814	89,451
Deferred tax assets, current portion	1,760	10,652	16,593
Loan to a noncontrolling shareholder of a subsidiary			100,000
Total current assets	214,748	1,300,010	853,133
Non-current assets:
Property, plant and equipment, net	246,555	1,492,573	1,522,920
Goodwill	48,381	292,885	292,885
Intangible assets, net	19,301	116,843	146,512
Deposits for non-current assets (net of reserve of RMB26,552 and RMB26,552 (US$4,386) as of December 31, 2012 and 2013, respectively)	12,665	76,669	162,938
Net investment in direct financing leases, non-current portion	32,950	199,467	171,545
Deferred tax assets, non-current portion	2,927	17,721	18,110
Equity method investments	35,914	217,413	230,589
Other non-current assets	14,346	86,847	114,758
Prepaid land lease payments	23,160	140,201	90,124
Indemnification assets	9,832	59,518	61,706
Loan to a noncontrolling shareholder of a subsidiary	15,430	93,410
Total non-current assets	461,461	2,793,547	2,812,087
Total assets	676,209	4,093,557	3,665,220
Current liabilities:
Short-term bank borrowings	80,606	487,964	383,083
Long-term bank borrowings, current portion	45,148	273,310	191,473
Accounts payable	24,648	149,209	100,563
Accrual for purchases of property, plant and equipment	8,217	49,741	40,691
Obligations under capital leases			2,117
Accrued expenses and other liabilities	24,198	146,489	92,040
Income tax payable	7,962	48,201	22,433
Deferred revenue, current portion	2,588	15,668	18,975
Amount due to related parties, current portion	531	3,217	5,910
Deferred tax liabilities, current portion	142	860	2,248
Total current liabilities	194,040	1,174,659	859,533
Non-current liabilities:
Long-term bank borrowings, non-current portion	53,682	324,974	300,901
Deferred tax liabilities, non-current portion	5,433	32,891	35,683
Accrued unrecognized tax benefits and surcharges, non-current portion	11,186	67,719	67,719
Amounts due to related parties, non-current portion	4,432	26,828	26,828
Other long-term liabilities	5,413	32,769	34,646
Total non-current liabilities	80,146	485,181	465,777
Total liabilities	274,186	1,659,840	1,325,310
Commitments and contingencies
Equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2012 and 2013; outstanding shares-135,487,408 and 134,836,300 as of December 31, 2012 and 2013, respectively)	17	105	105
Treasury stock (6,866,124 and 7,517,232 as of December 31, 2012 and 2013, respectively)	(1)	(5)	(5)
Additional paid-in capital	416,330	2,520,338	2,517,496
Accumulated other comprehensive loss	(2,522)	(15,283)	(16,955)
Accumulated deficit	(63,294)	(383,162)	(469,055)
Total Concord Medical Services Holdings Limited shareholders' equity	350,530	2,121,993	2,031,586
Noncontrolling interests	51,493	311,724	308,324
Total equity	402,023	2,433,717	2,339,910
Total liabilities and equity	$ 676,209	4,093,557	3,665,220